Derivatives and Hedging - Gains And Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015
Derivative instruments gains or losses (before tax)
Gains or losses excluded from the assessment of cash flow hedge effectiveness	$ 0	$ 0
Gains or losses excluded from the assessment of fair value hedge effectiveness	0	0
Gains or losses resulting from the discontinuance of cash flow hedges	0	0
Gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge	0	0
Derivatives not designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	(796)	(269)
Cash Flow Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in AOCL (Effective Portion)	6,852	3,409
Cash Flow Hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)	(1,310)	(12,369)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	(14,591)	(6,127)
Fair Value Hedges | Derivatives designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings (Effective Portion)	1,796	(4,297)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	$ 4,849	$ 2,547